Simplify US Equity PLUS GBTC ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 84.3%
iShares Core S&P 500 ETF(a)
(Cost $3,555,904) ........................................................... 8,227 $ 3,532,920
Grantor Trusts – 10.1%
Grayscale Bitcoin Trust BTC*
(Cost $732,351) ............................................................. 22,088 423,869
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(b)
(Cost $6,374) ............................................................... 6,374 6,374
Total Investments – 94.6%
(Cost $4,294,629) ........................................................................... $ 3,963,163
Other Assets in Excess of Liabilities – 5.4% ......................................................... 226,830
Net Assets – 100.0% .......................................................................... $ 4,189,993
* Non Income Producing
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Rate shown reflects the 7-day yield as of September 30, 2023.
At September 30, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
S&P 500 E-Mini Future ............................ 3 $ 648,825 12/15/23 $ (27,831)
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 84.3%
Grantor Trusts ................................................................................... 10.1%
Money Market Funds ............................................................................. 0.2%
Total Investments ................................................................................ 94.6%
Other Assets in Excess of Liabilities .................................................................. 5.4%
Net Assets ..................................................................................... 100.0%